Accounting Policies (Forum Energy PLC)	12 Months Ended
Dec. 31, 2011
Forum Energy PLC
Accounting Policies

1	ACCOUNTING POLICIES

Basis of preparation

The principal accounting policies adopted in the preparation of the financial statements are set out below. The policies have been consistently applied to all the years presented, unless otherwise stated. The Group financial statements have been prepared and approved by the Directors in accordance with International Financial Reporting Standards IFRSs and IFRIC interpretations, issued by the International Accounting Standards Board (IASB).

i) Standards, amendments and interpretations effective in 2011:

The following new standards and amendments to standards are mandatory for the first time for the Group for the financial year beginning 1 January 2011. Except as noted, the implementation of these standards did not have a material effect on the Group:

Standard		Impact on initial application	Effective date

IAS 24 (Revised)	Related party disclosures

The revised standard responds to concerns that the previous disclosure requirements and the definition of a related party were too complex and difficult to apply in practice, especially in environments where government control is pervasive.

The group applied the revised standard from

1 January 2011.

1 January 2011
Improvements to IFRSs (2010)		The improvements in this amendment clarify the requirements of IFRSs and eliminate inconsistencies within and between standards. The group applied the amendments from 1 January 2011.	1 1 January 2011

ii) Standards, amendments and interpretations effective in 2011 but not relevant for the Group:

Standard		Impact on initial application	EEffective date
IAS 32 (Amendment)	Classification of rights issues

The amendment addresses the accounting for rights issues that are denominated in a currency other than the functional currency of the issuers. The amendment requires for rights issues to be accounted for as equity provided the rights are offered pro-rata to all existing owners of the entity.

The amendment is not relevant to the group as it had no rights, options or warrants issues.

1 February 2010
IFRIC 19	Extinguishing financial liability with equity instruments

This interpretation addresses transactions in which an entity issues equity instruments to a creditor in return for the extinguishment of all or part of a financial liability.

The group applied this interpretation from

1 January 2011.

1 July 2010
IFRS 1 (Amendment)	First-time adoption of IFRS

The amendment permits first-time adopters to use the same transitional provisions as are available to existing preparers of IFRS.

This amendment is not relevant to the group as it is existing IFRS preparer.

1 July 2010
IFRIC 14 / IAS 19 (Amendment)	Limit on a defined benefit asset, minimum funding requirements and their interaction

The amendment applies in the limited circumstances when an entity is subject to minimum funding requirements and makes an early payment of contributions to cover those requirements.

The amendment is not relevant to the group as it is not subject to minimum funding requirement.

1 1 January 2011

iii. Standards, amendments and interpretations that are not yet effective and have not been early adopted:

Standard		Impact on initial application	Effective date
IFRS 7 (Amendments)	Disclosures – transfers of financial assets

The amendment requires the disclosure of information in respect of all transferred financial assets that are not derecognised and for any continuing involvement in a transferred asset, existing at the reporting date.

The Group will apply the amendments from

1 January 2012.

1 July 2011
IFRS 1 (Amendments)	Severe Hyperinflation and removal of fixed dates for first-time adopters	Management do not expect this amendment to be relevant to the group.	1 July 2011
IAS 12 (Amendment)	Deferred tax: recovery of underlying assets

The amendment introduces the presumption, when measuring the deferred tax relating to an asset, that the entity will normally recover its carrying amount through sale.

Management do not expect this amendment to be relevant to the Group.

1 January 2012
IAS 1 (Amendment)	Presentation of items of other comprehensive income

The amendment requires companies to group together items within other comprehensive income (OCI) that may be reclassified to the profit or loss section of the income statement.

The group will apply the amendment from 1 January 2013.

1 July 2012
IFRS 10	Consolidated financial statements

The new standard replaces the consolidation requirements in SIC-12 “Consolidation – special purpose entities” and IAS 27 “Consolidated and separate financial statements”.

The group will apply the standard from 1 January 2013.

1 January 2013
IFRS 11	Joint arrangements

The new standard requires that a party to a joint arrangement recognises its rights and obligations arising from the arrangements rather than focusing on the legal form.

The group will apply the standard from 1 January 2013.

1 January 2013
IFRS 12	Disclosure of interest in other entities

The standard includes the disclosure requirements for all forms of interest in other entities, including subsidiaries, joint arrangements, associates and unconsolidated structured entities.

The group will apply the standard from 1 January 2013.

1 January 2013
IFRS 13	Fair value measurement	The standard defines fair value, sets out a framework for measuring fair value and requires disclosures about fair value measurements. The group will apply the standard from 1 January 2013.	1 January 2013
IAS 27 (Amendment 2011)	Separate financial statements

The amendment contains accounting and disclosure requirements for investment in subsidiaries, joint ventures and associates when an entity prepares separate financial statements.

The group will apply the amendment from 1 January 2013.

1 January 2013
IAS 28 (Amendment 2011)	Investments in associates and joint ventures	The amendment includes the required accounting for joint ventures as well as the definition and required accounting for associates. Effect not relevant.	1 January 2013
IAS 19 (Amendment 2011)	Employee benefits

The main changes introduced by the amendment revolve around the accounting for defined benefit pension schemes.

Management do not expect this amendment to be relevant to the group as it has no defined benefit pension scheme in place.

1 January 2013
IFRIC 20	Stripping costs in the production phase of a surface mine	This interpretation applies to waste removal (stripping) costs that are incurred in surface mining activity, during the production phase of the mine. Effect not relevant. .	1 January 2013
IFRS 7 (Amendment 2011)	Disclosures – offsetting financial assets and financial liabilities

The amendment introduces disclosures to enable users of financial statements to evaluate the effect or potential effect of netting arrangements on entity’s financial position.

The group will apply the amendment from 1 January 2013.

1 January 2013
IFRS 1 (Amendment 2012)	Government Loans

The Amendments add an exception to the retrospective application of IFRSs to require that first-time adopters apply the requirements in IFRS 9 Financial Instruments (or IAS 39, if IFRS 9 has not yet been adopted) and IAS 20 Accounting for Government Grants and Disclosure of Government Assistance prospectively to government loans existing at the date of transition to IFRSs. Effect not relevant.

1 January 2013
IAS 32 (Amendment 2011)	Offsetting financial assets and financial liabilities	The amendment seeks to clarify rather than change the off-setting requirements previously set out in IAS 32. The group will apply the amendment from 1 January 2014.	1 January 2014
IFRS 9	Financial instruments

The standard will eventually replace IAS 39 in its entirety. However, the process has been divided into three main components: classification and measurement, impairment and hedge accounting.

The Group will apply the standard from

1 January 2013.

1 January 2015

The Group is evaluating the impact of the above pronouncements but they are not expected to have a material impact on the Group’s earnings or shareholders’ funds.

Going concern

On 15 February 2010, the Company was awarded the Service Contract over the SC72 licence area. The first sub phase Work Programme was completed in March 2011. The second sub phase Work Programme requires a minimum spend commitment of US$6 million by 30 June 2013.

There is also $3.3 million of additional consideration payable to Basic Petroleum the Galoc oil field, after paying US$6.7 million.

The Group will be able to meet the requirements of these commitments through the remaining US$4 million facility agreement entered into between the Group and Philex Mining Corporation, the 30% farm-out to Monte Oro Resources and from revenues generated from the Galoc oil field.

On this basis and after making enquiries, the Directors have a reasonable expectation that the Company and the Group as a whole have adequate resources to continue in operational existence for a period of not less than twelve months from the date of signing of these financial statements. For this reason, they continue to adopt the going concern basis in preparing the financial statements.

Basis of consolidation

The consolidated financial statements present the results of the Company and its subsidiaries (the Group) as if they formed a single entity. Inter-company transactions and balances between Group companies are therefore eliminated in full.

Business combinations

The consolidated financial statements incorporate the results of business combinations using the acquisition method of accounting. In the consolidated statement of financial position, the acquiree’s identifiable assets, liabilities and contingent liabilities are initially recognised at their fair values at the acquisition date. The results of acquired operations are included in the consolidated statement of comprehensive income from the date on which control is obtained.

Joint ventures and other interests

The Group enters into arrangements with third parties for the joint exploration and development activities under contractual arrangement. It classifies these arrangements as jointly controlled operations for the purposes of IAS 31. The Group also enters into arrangements with third parties for development and production activities under contractual agreement where the Group has an interest in the assets. Accordingly, the Group only accounts for its share of assets, liabilities, revenues and expenses, classified in the appropriate Statement of Financial Position and Statement of Comprehensive Income headings.

The Group’s interest in the Galoc, Nido and Matinloc fields are accounted for by the Group using proportionate consolidation which brings into account the Group’s share of assets, liabilities, revenue and operating costs related to their fields.

Foreign currency

The functional and presentation currency of all the Group companies is the US$. Transactions entered into by Group entities in a currency other than the currency of the primary economic environment in which it operates (the ‘functional currency’) are recorded at the rates ruling when the transactions occur. Foreign currency monetary assets and liabilities are translated at the rates ruling at the statement of financial position date. Exchange differences arising on the retranslation of unsettled monetary assets and liabilities are similarly recognised immediately in the statement of comprehensive income.

Financial instruments

Financial assets and financial liabilities are recognised when the Group becomes party to the contractual provisions of the instrument. Financial assets are de-recognised when the contractual right to the cash flow expires or when substantially all the risk and rewards of ownership are transferred. Financial liabilities are de-recognised when the obligations specified in the contract are either discharged or cancelled.

Revenue

Revenue is derived from sales of oil to third party customers. Sales of oil are recognised at the time of delivery of the product to the purchaser. Revenue is measured at the fair value of the consideration received, excluding discounts, rebates and other sales tax or duty.

Financial assets

The Group classifies its financial assets into one of the following categories, depending on the purpose for which the asset was acquired. The Group’s accounting policy for each category is as follows:

Trade and other receivables and other financial assets – These assets are non-derivative financial assets with fixed or determinable payments that are not quoted in an active market. They arise principally through the provision of goods and services to customers, but also incorporate other types of contractual monetary asset such as advances made to affiliated entities. They are initially recognised at fair value plus transaction costs and subsequently carried at amortised cost, using the effective interest method, less any provision for impairment. If the need for impairment of a receivable arises, the value of the provision, representing the expected loss from not being able to recover such receivables, is recognised as a cost of sale.

Cash and cash equivalents – Cash comprises bank and cash deposits at variable interest rates. Any interest earned is accrued monthly and classified as interest income. Cash equivalents comprise short-term, highly liquid investments with original maturities of three months or less at the date acquired, that are readily convertible to known amounts of cash and which are subject to an insignificant risk of changes in value. For the purposes of IAS 39 these amounts are classified as loans and receivables where appropriate.

Financial liabilities

Trade payables and other short-term monetary liabilities – These are initially measured at fair value and subsequently recognised at amortised cost using effective interest rate method.

There are long-term loans with related parties which bear interest at a rate lower than that which the Directors consider the Group would bear if the facility had been granted by a third party. Such borrowings are recognised initially at fair value and are subsequently stated at amortised cost.

Share-based payments

Where share options are awarded to employees, the fair value of the options at the date of grant is charged to the statement of comprehensive income over the vesting period.

Non-market vesting conditions are taken into account by adjusting the number of equity instruments expected to vest at each balance sheet date so that, ultimately, the cumulative amount recognised over the vesting period is based on the number of options that eventually vest. Market vesting conditions are factored into the fair value of the options granted. As long as all other vesting conditions are satisfied, a charge is made irrespective of whether the market vesting conditions are satisfied. The cumulative expense is not adjusted for failure to achieve a market vesting condition.

Where the terms and conditions of options are modified before they vest, the increase in the fair value of the options, measured immediately before and after the modification, is also charged to the statement of comprehensive income over the remaining vesting period.

Where equity instruments are granted to persons other than employees, the statement of comprehensive income is charged with the fair value of goods and services received.

Tax

Tax on the profit or loss from ordinary activities includes current and deferred tax.

Current tax is based on the profit or loss from ordinary activities adjusted for items that are non-assessable or disallowed and is calculated using tax rates that have been enacted or substantively enacted by the statement of financial position date. Income tax is charged or credited to profit or loss, except when the tax relates to items credited or charged directly to equity, in which case the tax is also dealt with in equity.

Deferred taxation

Deferred tax assets and liabilities are recognised where the carrying amount of an asset or liability in the statement of financial position differs from its tax base, except for differences arising on the initial recognition of goodwill for which amortisation is not tax deductible, the initial recognition of an asset or liability in a transaction which is not a business combination and at the time of the transaction affects neither accounting or taxable profit and on investments in subsidiaries and jointly controlled entities where the Group is able to control the timing of the reversal of the difference and it is probable that the difference will not reverse in the foreseeable future.

Recognition of deferred tax assets is restricted to those instances where it is probable that taxable profit will be available against which the difference can be utilised. The amount of the asset or liability is determined using tax rates that have been enacted or substantively enacted by the statement of financial position date and are expected to apply when the deferred tax liabilities/(assets) are settled/(recovered). Deferred tax balances are not discounted.

Deferred tax assets and liabilities are offset when the Group has a legally enforceable right to offset current tax assets and liabilities and the deferred tax assets and liabilities relate to taxes levied by the same tax authority on either the same taxable Group Company or different Group entities, which intend either to settle current tax assets and liabilities on a net basis or to realise the assets and settle the liabilities simultaneously, in each future period in which significant amounts of deferred tax assets or liabilities are expected to be settled or recovered.

Unevaluated oil and gas properties

The Group applies the full cost method of accounting, having regard to the requirements of IFRS 6 ‘Exploration for and Evaluation of Mineral Resources’. Under the full cost method of accounting, all costs associated with exploration for and evaluation of mining and oil and gas properties are capitalised in geographical pools pending determination of the feasibility of each project. Such cost pools are based on geographic areas and are not larger than a segment. The Group currently has one pool, the Philippines.

Costs which are capitalised include costs of licence acquisition, technical services and studies, exploration drilling and testing and appropriate technical and administrative expenses but do not include general overheads or costs incurred prior to having obtained the legal rights to explore an area, which are expensed directly to the statement of comprehensive income as they occur.

When the technical and commercial feasibility of a mining or oil or gas project has been determined, the related expenditures will be transferred to property, plant and equipment as proved properties. Where a licence is relinquished, or a project is abandoned, or is considered to be of no further commercial value to the Company, the related costs will be written-off to the statement of comprehensive income.

Unevaluated oil, gas and mining costs are assessed at each period end and where there are indications of impairment. Any amount by which carrying costs exceed recoverable amounts will be written-off. The recoverability of unevaluated oil, gas and mining costs is dependent upon the discovery of economically recoverable reserves, the ability of the Group to obtain necessary financing to complete the development of reserves and future profitable production or proceeds from the disposition of recoverable reserves.

At the completion of the exploration phase, if technical feasibility is demonstrated and commercial reserves are discovered, then, following the decision to continue into the development phase, the carrying value of the relevant asset will be reclassified as an oil and gas asset within property, plant and equipment, but only after the carrying value of the asset has been assessed for impairment in accordance with the impairment of property, plant and equipment assets policy. Unevaluated oil and gas properties are not amortised prior to reclassification to the property, plant and equipment phase.

Property, plant and equipment

Depletion and amortisation of proved oil and gas mining properties is provided over the estimated commercial life of each property and computed using the units of production method based on proved reserves as determined annually by management. Depletion is included with cost of sales within the statement of comprehensive income. Depreciation is included within administrative expenses within the statement of comprehensive income.

Items of property, plant and equipment are initially recognised at cost. As well as the purchase price, cost includes directly attributable costs and the estimated present value of any future costs of dismantling and removing items. The corresponding liability is recognised within provisions.

Depreciation is provided on all items of property and equipment to write-off the carrying value of items over their expected useful economic lives. It is applied at the following rates:

Drilling equipment – 20% per annum straight line

Transport and motor equipment – 20% per annum straight line

Furniture, fixtures and fittings – 20% per annum straight line

Tools and other equipment – 33% per annum straight line

Impairment of property, plant and equipment

Property, plant and equipment are subject to impairment tests whenever events or changes in circumstances indicate that their carrying amount may not be recoverable. Where the carrying value of an asset exceeds its recoverable amount (i.e. the higher of value in use and fair value less costs to sell), the asset is written down accordingly. Where it is not possible to estimate the recoverable amount of an individual asset, the impairment test is carried out on the asset’s cash-generating unit (i.e. the lowest group of assets in which the asset belongs for which there are separately identifiable cash flows).

Any impairment charge is included in the administrative expenses line item in the statement of comprehensive income, except to the extent they reverse gains previously recognised in the statement of recognised income and expense.

Inventories

Inventories are initially recognised at cost, and subsequently at the lower of cost and net realisable value. Cost comprises all costs of purchase, costs of conversion and other costs incurred in bringing the inventories to their present location and condition.

Weighted average cost is used to determine the cost of ordinarily interchangeable items.

Provision for abandonment costs

Provision for abandonment costs is recognised at the commencement of production. The amount recognised is the present value of the estimated future expenditure determined in accordance with local conditions and requirements. A corresponding tangible fixed asset of an amount equivalent to the provision is also created. This is subsequently depreciated as part of the capital costs of production. Any change in the present value of the estimated expenditure is reflected as an adjustment to the provision and the fixed assets.

Leased assets

Where assets are financed by leasing agreements that do not give rights approximating ownership, these are treated as operating leases. The annual rentals are charged to the statement of comprehensive income on a straight line basis over the term of the lease.

Listed investments

Listed investments are held at current market value with any gains or losses recognised in other comprehensive income.

Critical accounting judgements and key sources of estimation uncertainty

In the process of applying the Group’s accounting policies, which are described in Note 1, Management has made the following judgements which may be key sources of estimation uncertainty and have the most significant effect on the amounts recognised in the financial statements:

Recoverability of exploration and evaluation costs – Under the full cost accounting method of accounting for exploration costs, such costs are capitalised as intangible assets and assessed for impairment on a cost pool basis when circumstances suggest that the carrying amount off the costs pool may exceed its recoverable value and, therefore, there is a potential risk of an impairment adjustment. This assessment involves judgement as to;
the likely future commerciality of the asset and when such commerciality should be determined: future revenue and costs pertaining to any concession based on proved plus probable, prospective and contingent resources and the discount rate to be applied to such revenues and cost for the purpose of deriving a recoverable value. Management have reviewed the recoverability of the assets and consider this to be greater than the current net book value. Further information is included in Note 10.

Depreciation – Percentages are applied by the Management to the Group’s net book value of depletable assets based on future levels of production for producing assets.

Fair value of exploration and appraisal assets – The fair value of exploration and appraisal assets is based on internal and third-party reports, further discounted to reflect future risks such as higher interest rates, smaller than expected reserves and variation to other critical assumptions.

Impairment review

While conducting an impairment review of its assets, the Group makes certain judgements in making assumptions about the likelihood of licence conversion, the future prices, reserve levels and future development and production costs. Changes in the estimates used can result in significant charges to the statement of comprehensive income. This is performed solely for the purposes of considering the carrying value of the Group’s assets.

Legal proceedings and commercial disputes

In accordance with IFRS, the Group only recognises a provision where there is a present obligation from a past event, a transfer of economic benefit is probable and the amount of cost of the transfer can be estimated reliably. In instances where the criteria are not met, a contingent liability may be disclosed in the notes to the financial statements. Realisation of any contingent liabilities not currently recognised or disclosed in the financial statements could have a material effect on the Group’s financial position. Application of this accounting principle requires the Management to make determinations about various factual and legal matters beyond their control. Among the factors considered in making decisions on provisions are the nature of the disputes and litigations, the progress of the cases, the opinions of legal advisers, experience of similar cases and any decision of the Group’s Management as to how it will respond to any such claim or litigation.